ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Details Textual) CAD in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jan. 30, 2013 CAD	Dec. 31, 2015 CAD	Jan. 30, 2013 USD ($) a
Assets Held-for-sale, Long Lived | $			$ 13.5
Impairment Severances and Other Closure Costs Discontinued Operations Gross | CAD	CAD 19.9
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax | CAD		CAD 4.1
Snowflake Mill [Member]
Multiemployer Plans, Withdrawal Obligation | $			$ 11.7
Area Of Land, Equipment And Other Assets Sold | a			19,000